UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: SUM0703
One Lincoln Street	One Lincoln Street
Boston, Massachusetts 02111-2950	Boston, MA 02111

Registrant’s telephone number, including area code:  (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

Shares	Description	Fair Value

COMMON STOCKS — 54.8%

Bermuda — 0.6%

1,391,600	Jardine Strategic Holdings Ltd.	$50,765,568

China — 0.8%
148,499	Baidu Inc., ADR (a)	36,085,257
15,637,640	Clear Media Ltd. (b)	11,620,200
65,755,000	Springland International Holdings Ltd.	17,600,375

		65,305,832

France — 8.0%
693,388	Alten SA	71,499,911
23,160,838	Bolloré SA	107,756,153
7,454,066	Bureau Veritas SA	198,993,063
1,389,726	Criteo SA, ADR (a)	45,652,499
36,587	Financière de l’Odet SA	35,121,018
19,755	Robertet SA	11,627,224
55,512	Séché Environnement SA	1,918,877
1,566,985	Sodexo SA	156,678,188
95,137	Thales SA	12,259,994

		641,506,927

Germany — 0.7%
439,985	Bayerische Motoren Werke AG	39,887,419
87,737	Siemens AG	11,600,438

		51,487,857

Hong Kong — 0.2%
9,700,158	Hongkong & Shanghai Hotels Ltd.	13,847,478

Ireland — 0.8%
12,163,853	AIB Group Plc	66,053,007

Japan — 5.5%
98,300	ASKUL Corp.	3,187,436
12,396,600	Astellas Pharma Inc.	189,114,911
433,800	Benesse Holdings Inc.	15,398,401
579,900	F@N Communications Inc.	3,917,854
192,900	FANUC Corp.	38,339,561
496,300	Icom Inc.	12,121,169
246,700	Medikit Co., Ltd.	13,324,897
1,564,200	Miraca Holdings Inc.	46,622,951
131,800	Nitto Kohki Co., Ltd.	3,088,012
316,400	Okinawa Cellular Telephone Co.	12,688,579
586,500	Rohto Pharmaceutical Co., Ltd.	18,832,205
375,500	Seven & i Holdings Co., Ltd.	16,384,776
311,100	Techno Medica Co., Ltd.	5,580,496
919,900	Toho Co., Ltd.	30,866,897
9,958,400	Yahoo Japan Corp.	33,100,223

		442,568,368

Malaysia — 0.4%
24,932,300	Genting Malaysia Berhad	30,119,971

Mexico — 0.6%
9,188,500	Kimberly-Clark de México SAB de CV, Class ‘A’	15,531,423
3,607,992	Promotora y Operadora de Infraestructura SAB de CV	32,293,484

		47,824,907

Netherlands — 2.5%
1,091,237	Airbus SE	127,765,989

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

Shares	Description	Fair Value

Netherlands — 2.5% (continued)
2,546,604	Royal Boskalis Westminster N.V.	$74,199,408

		201,965,397

Singapore — 0.3%
23,694,499	First Resources Ltd.	27,129,114

South Africa — 0.4%
3,253,079	Net 1 U.E.P.S. Technologies Inc. (a)(c)	29,537,957

South Korea — 5.1%
502,499	Daou Technology Inc.	10,437,732
402,476	Hyundai Mobis Co., Ltd.	76,558,916
486,590	Hyundai Motor Co.	54,793,221
3,836,832	Kangwon Land Inc.	90,025,264
658,375	KT&G Corp.	63,208,726
2,769,250	Samsung Electronics Co., Ltd.	115,913,425

		410,937,284

Switzerland — 3.3%
456,042	Compagnie Financière Richemont SA	38,738,012
2,172,904	Nestlé SA	168,733,028
3,457,328	UBS Group AG	53,502,526

		260,973,566

Thailand — 0.1%
32,930,400	Thaicom PCL	6,957,827

United Kingdom — 2.4%
3,956,491	Antofagasta Plc	51,693,650
1,991,336	HSBC Holdings Plc	18,677,669
8,984,991	Millennium & Copthorne Hotels Plc	62,847,114
3,701,110	WPP Plc	58,272,582

		191,491,015

United States — 23.1%
1,277,786	Acuity Brands Inc.	148,057,064
255,187	Adtalem Global Education Inc. (a)	12,274,495
13,892	Alphabet Inc., Class ‘A’ (a)	15,686,707
40,139	Alphabet Inc., Class ‘C’ (a)	44,781,075
839,196	Amdocs Ltd.	55,546,383
207,395	American Express Co.	20,324,710
336,637	Aon Plc	46,176,497
257,558	Astronics Corp. (a)	9,264,361
3,334,825	Bank of America Corp.	94,008,717
1,118	Berkshire Hathaway Inc., Class ‘A’ (a)	315,320,731
274,836	Berkshire Hathaway Inc., Class ‘B’ (a)	51,298,139
1,664,021	Cimarex Energy Co.	169,297,497
480,122	CVS Health Corp.	30,895,851
640,837	DaVita Inc. (a)	44,499,721
777,066	Expeditors International of Washington Inc.	56,803,525
450,456	Flowserve Corp.	18,198,422
64,097	Goldman Sachs Group Inc.	14,137,875
437,854	Marsh & McLennan Cos., Inc.	35,890,892
815,969	Mastercard Inc., Class ‘A’	160,354,228
5,853,483	News Corp., Class ‘A’	90,728,987
1,178,053	News Corp., Class ‘B’	18,672,140
331,338	Omnicom Group Inc.	25,271,149
3,857,641	Oracle Corp.	169,967,662
2,598,448	Qurate Retail, Inc. (a)	55,139,067

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

Shares		Description	Fair Value

United States — 23.1% (continued)
806,458		Schlumberger Ltd.	$54,056,880
351,539		Teradata Corp. (a)	14,114,291
237,968		Tiffany & Co.	31,316,589
427,352		United Technologies Corp.	53,431,821

			1,855,515,476

		TOTAL COMMON STOCKS
		(Cost — $3,107,093,809)	4,393,987,551

Principal
Amount

CORPORATE NOTES & BONDS — 1.9%

Norway — 0.0%

173,443	USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (12% PIK) (d)(e)	131,817

South Africa — 0.5%
46,498,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	46,489,630

United Kingdom — 0.1%
		Ensco Plc:
2,998,000	USD	4.5% due 10/1/2024	2,480,845
5,742,000	USD	5.2% due 3/15/2025	4,787,392

			7,268,237

United States — 1.3%
15,387,000	USD	Era Group Inc., 7.75% due 12/15/2022	15,098,494
		Intelsat Jackson Holdings SA:
8,604,000	USD	7.5% due 4/1/2021	8,582,490
29,142,000	USD	5.5% due 8/1/2023	26,219,057
		Rowan Cos., Inc.:
17,328,000	USD	4.875% due 6/1/2022	16,461,600
9,974,000	USD	4.75% due 1/15/2024	8,652,445
18,518,000	USD	7.375% due 6/15/2025	18,008,755
9,526,753	USD	Tidewater Inc., 8% due 8/1/2022	9,836,373

			102,859,214

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $143,085,243)	156,748,898

CONVERTIBLE BONDS — 0.1%

Norway — 0.0%
523,946	USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(b)(d)	107,409

United Kingdom — 0.1%
9,696,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	9,028,314

		TOTAL CONVERTIBLE BONDS
		(Cost — $8,575,277)	9,135,723

Ounces

COMMODITIES — 5.5%

350,574		Gold Bullion (a)	439,114,366

		TOTAL COMMODITIES
		(Cost — $489,270,338)	439,114,366

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

Principal
Amount	Description	Fair Value

SHORT-TERM INVESTMENTS — 38.0%

Commercial Paper — 37.9%
	Air Liquide US LLC:
50,000,000 USD	2.25% due 7/13/2018 (d)	$49,962,122
59,000,000 USD	2.33% due 8/27/2018 (d)	58,801,970
	Apple Inc.:
50,000,000 USD	1.92% due 7/11/2018 (d)	49,967,966
50,000,000 USD	1.94% due 7/18/2018 (d)	49,948,779
50,000,000 USD	1.94% due 8/9/2018 (d)	49,886,567
	AstraZeneca Plc:
25,000,000 USD	2.24% due 7/10/2018 (d)	24,983,500
50,000,000 USD	2.21% due 7/11/2018 (d)	49,963,950
50,000,000 USD	2.3% due 7/27/2018 (d)	49,915,261
50,000,000 USD	2.35% due 8/1/2018 (d)	49,899,854
50,000,000 USD	AT&T Inc., 2.25% due 7/10/2018 (d)	49,965,243
50,000,000 USD	BASF SE, 2.02% due 7/13/2018 (d)	49,962,122
	Boeing Co.:
50,000,000 USD	1.93% due 7/3/2018 (d)	49,989,322
31,400,000 USD	1.95% due 7/18/2018 (d)	31,367,502
50,000,000 USD	Coca-Cola Co., 1.98% due 8/20/2018 (d)	49,853,100
50,000,000 USD	Dentsply International Inc., 2.34% due 7/16/2018 (d)	49,945,742
4,500,000 USD	Dover Corp., 2.2% due 7/5/2018 (d)	4,498,316
	Eaton Corp.:
6,900,000 USD	2.25% due 7/6/2018 (d)	6,897,062
50,000,000 USD	2.3% due 7/20/2018 (d)	49,932,509
	Eli Lilly & Co.:
41,900,000 USD	1.85% due 7/9/2018 (d)	41,877,677
28,100,000 USD	1.93% due 7/9/2018 (d)	28,085,029
80,000,000 USD	1.85% due 7/11/2018 (d)	79,948,746
61,000,000 USD	1.95% due 7/11/2018 (d)	60,960,919
	Emerson Electric Co.:
50,000,000 USD	1.92% due 7/6/2018 (d)	49,981,236
30,000,000 USD	1.85% due 7/9/2018 (d)	29,983,850
58,600,000 USD	2% due 8/16/2018 (d)	58,441,702
50,000,000 USD	2.03% due 8/20/2018 (d)	49,853,100
	Engie SA:
40,000,000 USD	1.88% due 7/2/2018 (d)	39,993,600
50,000,000 USD	1.94% due 7/24/2018 (d)	49,930,903
19,300,000 USD	1.94% due 7/26/2018 (d)	19,271,079
50,000,000 USD	1.96% due 7/31/2018 (d)	49,910,534
	Essilor International SA:
30,000,000 USD	1.9% due 7/2/2018 (d)	29,995,200
40,000,000 USD	1.9% due 7/5/2018 (d)	39,987,147
50,000,000 USD	2% due 7/16/2018 (d)	49,953,769
25,800,000 USD	2% due 7/18/2018 (d)	25,773,230
	Exxon Mobil Corp.:
61,400,000 USD	1.85% due 7/2/2018	61,390,288
50,000,000 USD	1.93% due 7/3/2018	49,989,439
35,000,000 USD	1.94% due 7/16/2018	34,967,936
100,000,000 USD	1.94% due 7/23/2018	99,869,467
50,000,000 USD	1.94% due 7/26/2018	49,926,350
	GlaxoSmithKline LLC:
38,600,000 USD	1.94% due 7/6/2018 (d)	38,585,514

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

Principal
Amount	Description	Fair Value

Commercial Paper — 37.9% (continued)
50,000,000 USD	2.02% due 7/18/2018 (d)	$49,948,120
50,000,000 USD	2.02% due 7/19/2018 (d)	49,945,278
50,000,000 USD	2.03% due 7/24/2018 (d)	49,930,903
50,000,000 USD	2.04% due 7/30/2018 (d)	49,913,329
	Henkel Corp.:
50,000,000 USD	1.96% due 7/5/2018 (d)	49,983,933
35,000,000 USD	1.98% due 7/10/2018 (d)	34,979,253
22,100,000 USD	2% due 7/11/2018 (d)	22,085,686
50,000,000 USD	1.9% due 7/12/2018 (d)	49,964,882
24,700,000 USD	2.05% due 8/6/2018 (d)	24,646,969
58,100,000 USD	Honeywell International Inc., 1.86% due 7/9/2018 (d)	58,068,723
	LVMH Moët Hennessy Louis Vuitton SE:
11,500,000 USD	2% due 7/2/2018 (d)	11,498,112
20,000,000 USD	2.05% due 7/23/2018 (d)	19,973,013
75,000,000 USD	2.05% due 7/25/2018 (d)	74,890,096
	Merck & Co. Inc.:
55,000,000 USD	1.85% due 7/2/2018 (d)	54,991,292
41,400,000 USD	1.85% due 7/5/2018 (d)	41,386,835
50,000,000 USD	1.97% due 8/8/2018 (d)	49,889,445
50,000,000 USD	Nestlé Capital Corp., 2.02% due 8/3/2018 (d)	49,903,118
	Pfizer Inc.:
50,000,000 USD	1.82% due 7/10/2018 (d)	49,970,666
34,000,000 USD	1.95% due 7/16/2018 (d)	33,968,933
62,000,000 USD	1.95% due 7/17/2018 (d)	61,939,922
	Roche Holdings, Inc.:
12,000,000 USD	1.91% due 7/11/2018 (d)	11,992,312
20,000,000 USD	1.99% due 8/20/2018 (d)	19,941,500
	Unilever Capital Corp.:
21,800,000 USD	1.87% due 7/9/2018 (d)	21,788,379
60,000,000 USD	1.93% due 7/23/2018 (d)	59,921,040
	United Parcel Service Inc.:
25,000,000 USD	1.5% due 7/2/2018 (d)	24,996,083
50,000,000 USD	1.7% due 7/6/2018 (d)	49,981,722
1,300,000 USD	1.5% due 7/11/2018 (d)	1,299,185
20,000,000 USD	1.45% due 7/12/2018 (d)	19,986,422
50,000,000 USD	1.6% due 7/12/2018 (d)	49,966,055
50,000,000 USD	1.6% due 7/20/2018 (d)	49,944,700
19,600,000 USD	1.7% due 8/1/2018 (d)	19,566,007
13,400,000 USD	Wal-Mart Stores Inc., 1.87% due 7/5/2018 (d)	13,395,612

		3,045,075,127

Treasury Bills — 0.1%
4,000,000 USD	U. S. Treasury Bill, due 9/6/2018 (f)	3,986,250

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,049,386,026)	3,049,061,377

	TOTAL INVESTMENTS — 100.3% (Cost — $6,797,410,693)	8,048,047,915
	Liabilities In Excess of Other Assets — (0.3)%	(23,521,886)

	TOTAL NET ASSETS — 100.0%	$8,024,526,029

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2018

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2018:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2018	APPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/07/2018 AUD	59,119,000	$44,718,361	$43,760,191	$958,170
euro	State Street Bank & Trust Co.	09/07/2018 EUR	77,850,000	91,465,965	91,356,878	109,087
Japanese yen	State Street Bank & Trust Co.	09/07/2018 JPY	12,288,500,000	113,016,843	111,489,251	1,527,592
South Korean won	State Street Bank & Trust Co.	07/09/2018 KRW	128,707,000,000	119,975,590	115,568,511	4,407,079

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$7,001,928

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
EUR	-	euro
JPY	-	Japanese yen
KRW	-	South Korean won
PIK	-	Payment-in-kind
USD	-	United States dollar

(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of June 30, 2018, the value of these illiquid securities amounted to 0.1% of total net assets.
(c)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES			SHARES			CHANGE IN
	HELD AT			HELD AT			UNREALIZED
	SEPTEMBER	SHARE	SHARE	JUNE 30,	FAIR VALUE AT	REALIZED	APPRECIATION/	DIVIDEND
SECURITY	30, 2017	ADDITIONS	REDUCTIONS	2018	JUNE 30, 2018	GAIN/(LOSS)	(DEPRECIATION)	INCOME*

Net 1 U.E.P.S.
Technologies Inc.
**	2,535,416	717,663	—	3,253,079	$29,537,957	—	$(1,674,341)	—

* Dividend income is gross of withholding taxes.
** Non-affiliated at September 30, 2017.

(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2018, portfolio securities valued at $3,986,250 were segregated.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	12.0%
Industrials	11.6%
Technology	9.5%
Gold & Gold Mining	6.0%
Holding Company	5.2%
Financials	4.5%
Health Care	4.4%
Consumer Staples	3.8%
Energy	3.8%
Materials	0.8%
Telecommunication Services	0.7%
Short-Term Investments	38.0%
Other(a)	(0.3)%

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Shares	Description	Fair Value

COMMON STOCKS — 67.7%

Australia — 0.1%
4,854,826	WPP AUNZ Ltd.	$3,628,742

Belgium — 0.3%
293,505	D’Ieteren SA/NV	12,195,228

Bermuda — 0.9%
976,326	Jardine Strategic Holdings Ltd.	35,616,373

Brazil — 0.2%
1,059,500	TOTVS SA	7,331,688

Canada — 0.2%
3,307,348	Uranium Participation Corp. (a)	10,239,156

Chile — 0.3%
551,948	Compañía Cervecerías Unidas SA, ADR	13,765,583

China — 2.6%
129,029	Baidu Inc., ADR (a)	31,354,047
40,065,030	Clear Media Ltd. (b)(c)	29,771,990
59,788,000	Phoenix Media Investment (Holdings) Ltd.	5,181,992
2,370,186	Phoenix New Media Ltd., ADR (a)	10,073,291
108,509,000	Springland International Holdings Ltd. (b)	29,044,165

		105,425,485

France — 13.0%
693,301	Alten SA	71,490,940
13,171,246	Bolloré SA	61,279,423
5,779,454	Bureau Veritas SA	154,287,775
1,308,577	Criteo SA, ADR (a)	42,986,754
156,430	DOM Security SA (b)	12,604,848
30,023	Financière de l’Odet SA	28,820,027
20,003	Robertet SA	11,773,190
5,900	Robertet SA-CI (c)	3,133,581
300,428	Séché Environnement SA	10,384,859
1,165,664	Sodexo SA	116,551,290
96,241	Thales SA	12,402,263

		525,714,950

Germany — 1.1%
353,271	Bayerische Motoren Werke AG	32,026,247
88,757	Siemens AG	11,735,301

		43,761,548

Hong Kong — 1.2%
51,262,000	APT Satellite Holdings Ltd. (b)	21,039,008
15,821,000	Asia Satellite Telecommunications Holdings Ltd.	12,542,905
9,918,916	Hongkong & Shanghai Hotels Ltd.	14,159,766

		47,741,679

India — 0.8%
425,750	Bajaj Holdings and Investment Ltd.	17,914,869
47,141,230	South Indian Bank Ltd.	15,308,945

		33,223,814

Indonesia — 0.2%
288,943,800	PT Bank Bukopin Tbk	6,976,591

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Shares	Description	Fair Value

Ireland — 1.3%
9,429,378	AIB Group Plc	$51,204,069

Japan — 13.0%
459,270	Arcland Sakamoto Co., Ltd.	6,902,635
98,800	ASKUL Corp.	3,203,649
160,500	As One Corp.	11,147,947
7,316,000	Astellas Pharma Inc.	111,608,400
126,900	Azbil Corp.	5,536,079
73,800	The Bank of Okinawa Ltd.	2,702,967
326,700	Benesse Holdings Inc.	11,596,721
645,900	Doshisha Co., Ltd.	14,619,748
654,900	EPS Holdings Inc.	14,054,486
4,019,800	F@N Communications Inc. (b)	27,158,112
145,900	FANUC Corp.	28,998,144
1,627,600	Fujitec Co., Ltd.	20,066,603
1,162,700	Hi-Lex Corp.	29,457,377
431,600	Icom Inc.	10,540,996
105,900	Medikit Co., Ltd.	5,719,930
1,304,700	Miraca Holdings Inc.	38,888,227
219,600	Nitto Kohki Co., Ltd.	5,145,124
268,900	Okinawa Cellular Telephone Co.	10,783,688
551,800	Retail Partners Co., Ltd.	8,343,162
595,500	Rohto Pharmaceutical Co., Ltd.	19,121,190
258,600	San-A Co., Ltd.	12,776,426
10,600	Secom Joshinetsu Co., Ltd.	338,446
276,000	Seven & i Holdings Co., Ltd.	12,043,138
495,575	Shingakukai Co., Ltd.	2,699,108
300,650	Shofu Inc.	3,929,373
4,500	SK Kaken Co., Ltd.	419,252
349,500	Sumitomo Seika Chemicals Co., Ltd.	17,456,849
556,900	Techno Medica Co., Ltd. (b)	9,989,644
752,700	Toho Co., Ltd.	25,256,564
255,200	Transcosmos Inc.	6,124,431
8,366,000	Yahoo Japan Corp.	27,807,325
821,600	Yondoshi Holdings Inc.	20,110,518

		524,546,259

Malaysia — 0.7%
25,217,400	Genting Malaysia Berhad	30,464,392

Mexico — 2.6%
1,903,072	Corporativo Fragua, SAB de CV (c)	25,393,139
11,886,535	Grupo Comercial Chedraui SAB de CV	27,531,406
7,065,300	Kimberly-Clark de México SAB de CV, Class ‘A’	11,942,555
2,801,240	Promotora y Operadora de Infraestructura SAB de CV	25,072,616
5,562,900	Quálitas Controladora, SAB de CV	13,716,605

		103,656,321

Netherlands — 4.0%
834,110	Airbus SE	97,660,626
2,147,083	Royal Boskalis Westminster N.V.	62,558,721

		160,219,347

Singapore — 3.0%
44,193,500	First Resources Ltd.	50,599,531
7,043,020	Haw Par Corp. Ltd.	69,370,516

		119,970,047

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Shares	Description	Fair Value

South Africa — 0.6%
2,536,102	Net 1 U.E.P.S. Technologies Inc. (a)	$23,027,806

South Korea — 9.6%
1,232,107	Daou Technology Inc.	25,592,891
130,717	DONGKOOK Pharmaceutical Co., Ltd.	7,541,591
100,598	Fursys Inc.	2,798,150
277,484	Hyundai Mobis Co., Ltd.	52,782,959
284,938	Hyundai Motor Co.	32,085,885
3,106,120	Kangwon Land Inc.	72,880,250
135,156	KIWOOM Securities Co., Ltd.	13,157,852
611,781	KT&G Corp.	58,735,367
452,205	Kyungdong Pharm Co. Ltd.	4,950,113
2,249,200	Samsung Electronics Co., Ltd.	94,145,518
1,285,732	WHANIN Pharmaceutical Co., Ltd. (b)	24,111,080

		388,781,656

Switzerland — 4.2%
347,236	Compagnie Financière Richemont SA	29,495,600
1,271,232	Nestlé SA	98,715,279
2,755,821	UBS Group AG	42,646,629

		170,857,508

Thailand — 0.2%
30,705,300	Thaicom PCL	6,487,688

United Kingdom — 4.5%
3,145,231	Antofagasta Plc	41,094,109
35,391,586	Avanti Communications Group Plc (a)	2,477,863
2,237,310	HSBC Holdings Plc	20,984,774
485,447	Jardine Lloyd Thompson Group Plc	8,200,562
6,714,448	Millennium & Copthorne Hotels Plc	46,965,398
4,648,472	Mitie Group Plc	9,588,728
3,218,860	WPP Plc	50,679,737

		179,991,171

United States — 3.1%
3,096,223	News Corp., Class ‘A’	47,991,457
1,216,344	News Corp., Class ‘B’	19,279,052
887,657	Schlumberger Ltd.	59,499,649

		126,770,158

	TOTAL COMMON STOCKS
	(Cost — $2,338,526,290)	2,731,597,259

PREFERRED STOCKS — 0.3%

Germany — 0.3%

32,403	KSB SE & Co. KGaA Vorzug	13,414,359

	TOTAL PREFERRED STOCKS
	(Cost — $13,286,784)	13,414,359

Principal
Amount

CORPORATE NOTES & BONDS — 1.8%

Norway — 0.0%
83,403 USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (12% PIK) (d)(e)	63,386

South Africa — 0.6%
23,118,000 USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	23,113,839

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Principal
Amount	Description	Fair Value

United Kingdom — 0.3%
6,090,745 USD	Avanti Communications Group Plc, 9% due 10/1/2022 (9% PIK) (c)(d)(e)	$4,674,647
	Ensco Plc:
3,581,000 USD	4.5% due 10/1/2024	2,963,277
6,857,000 USD	5.2% due 3/15/2025	5,717,024

		13,354,948

United States — 0.9%
	Intelsat Jackson Holdings SA:
4,096,000 USD	7.5% due 4/1/2021	4,085,760
13,873,000 USD	5.5% due 8/1/2023	12,481,538
	Rowan Cos., Inc.:
8,168,000 USD	4.875% due 6/1/2022	7,759,600
4,796,000 USD	4.75% due 1/15/2024	4,160,530
8,782,000 USD	7.375% due 6/15/2025	8,540,495

		37,027,923

	TOTAL CORPORATE NOTES & BONDS
	(Cost — $68,615,860)	73,560,096

CONVERTIBLE BONDS — 0.4%

Norway — 0.0%
251,952 USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(c)(d)	51,650

United Kingdom — 0.4%
15,059,000 USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	14,022,007

	TOTAL CONVERTIBLE BONDS
	(Cost — $12,978,782)	14,073,657

SUPRANATIONAL BONDS — 0.1%

Luxembourg — 0.1%
37,500,000 NOK	European Investment Bank, 1.125% due 5/15/2020	4,598,443

	TOTAL SUPRANATIONAL BONDS
	(Cost — $4,563,315)	4,598,443

Ounces

COMMODITIES — 6.8%
220,108	Gold Bullion (a)	275,698,152

	TOTAL COMMODITIES
	(Cost — $308,169,069)	275,698,152

Principal
Amount

SHORT-TERM INVESTMENTS — 23.0%

Commercial Paper — 22.9%
	Apple Inc.:
25,000,000 USD	1.92% due 7/11/2018 (d)	24,983,983
25,000,000 USD	1.94% due 8/9/2018 (d)	24,943,283
30,200,000 USD	AstraZeneca Plc, 2.2% due 7/11/2018 (d)	30,178,226
8,000,000 USD	AutoZone Inc., 2.15% due 7/2/2018 (d)	7,998,513
33,600,000 USD	Boeing Co., 1.95% due 7/18/2018 (d)	33,565,225
25,000,000 USD	Dover Corp., 2.15% due 7/3/2018 (d)	24,993,792
17,100,000 USD	Eaton Corp., 2.25% due 7/6/2018 (d)	17,092,718
	Eli Lilly & Co.:
28,100,000 USD	1.85% due 7/9/2018 (d)	28,085,029
11,900,000 USD	1.93% due 7/9/2018 (d)	11,893,660

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Principal
Amount	Description	Fair Value

Commercial Paper — 22.9% (continued)

	Engie SA:
25,000,000 USD	1.94% due 7/24/2018 (d)	$24,965,452
25,000,000 USD	1.94% due 7/25/2018 (d)	24,963,997
10,800,000 USD	1.94% due 7/26/2018 (d)	10,783,816
25,000,000 USD	1.96% due 7/31/2018 (d)	24,955,267
	Exxon Mobil Corp.:
18,600,000 USD	1.85% due 7/2/2018	18,597,058
25,000,000 USD	1.93% due 7/3/2018	24,994,719
25,000,000 USD	1.93% due 7/5/2018	24,992,054
24,400,000 USD	1.92% due 7/17/2018	24,376,295
25,000,000 USD	1.95% due 7/23/2018	24,967,367
25,000,000 USD	1.94% due 7/26/2018	24,963,175
	GlaxoSmithKline LLC:
30,000,000 USD	1.94% due 7/6/2018 (d)	29,988,742
25,000,000 USD	2.02% due 7/18/2018 (d)	24,974,060
25,000,000 USD	2.02% due 7/19/2018 (d)	24,972,639
25,000,000 USD	2.04% due 7/30/2018 (d)	24,956,665
25,000,000 USD	Henkel Corp., 1.96% due 7/5/2018 (d)	24,991,967
27,300,000 USD	Honeywell International Inc., 1.86% due 7/9/2018 (d)	27,285,304
	LVMH Moët Hennessy Louis Vuitton SE:
25,000,000 USD	2.05% due 7/13/2018 (d)	24,980,575
23,200,000 USD	2.05% due 7/24/2018 (d)	23,167,343
25,000,000 USD	2.05% due 7/25/2018 (d)	24,963,365
25,000,000 USD	Merck & Co. Inc., 1.85% due 7/2/2018 (d)	24,996,042
	Pfizer Inc.:
25,000,000 USD	1.89% due 7/10/2018 (d)	24,985,333
35,500,000 USD	1.95% due 7/16/2018 (d)	35,467,562
25,000,000 USD	Roche Holdings, Inc., 1.93% due 7/12/2018 (d)	24,982,621
58,200,000 USD	Unilever Capital Corp., 1.87% due 7/9/2018 (d)	58,168,976
	United Parcel Service Inc.:
15,000,000 USD	1.5% due 7/2/2018 (d)	14,997,650
25,000,000 USD	1.5% due 7/17/2018 (d)	24,976,400
25,000,000 USD	1.6% due 7/20/2018 (d)	24,972,350
25,400,000 USD	1.7% due 8/1/2018 (d)	25,355,948

		921,477,171

Treasury Bills — 0.1%
4,000,000 USD	U. S. Treasury Bill, due 9/6/2018 (f)	3,986,250

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $925,580,305)	925,463,421

	TOTAL INVESTMENTS — 100.1% (Cost — $3,671,720,405)	4,038,405,387
	Liabilities In Excess of Other Assets — (0.1)%	(3,295,135)

	TOTAL NET ASSETS — 100.0%	$4,035,110,252

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2018:

FOREIGN		SETTLEMENT DATES	LOCAL CURRENCY	USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2018	APPRECIATION

Contracts to Sell:

Australian dollar	State Street Bank & Trust Co.	09/07/2018 AUD	38,247,000	$28,931,840	$28,310,628	$621,212
euro	State Street Bank & Trust Co.	09/07/2018 EUR	63,188,000	74,239,581	74,151,039	88,542

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

FOREIGN		SETTLEMENT DATES	LOCAL CURRENCY	USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2018	APPRECIATION

Japanese yen	State Street Bank & Trust Co.	09/07/2018 JPY	20,233,900,000	$186,045,100	$183,575,079	$2,470,021
South Korean won	State Street Bank & Trust Co.	07/09/2018 KRW	127,428,000,000	118,780,761	114,420,073	4,360,688

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$7,540,463

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
CI	-	Investment certificates (non-voting)
EUR	-	euro
JPY	-	Japanese yen
KRW	-	South Korean won
NOK	-	Norwegian krone
PIK	-	Payment-in-kind
USD	-	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES HELD			CHANGE IN
	HELD AT			AT			UNREALIZED
	SEPTEMBER	SHARE	SHARE	JUNE 30,	FAIR VALUE AT	REALIZED	APPRECIATION/	DIVIDEND
SECURITY	30, 2017	ADDITIONS	REDUCTIONS	2018	JUNE 30, 2018	GAIN	(DEPRECIATION)	INCOME*

APT Satellite
Holdings Ltd.**	40,491,000	10,771,000	—	51,262,000	$21,039,008	—	$(2,815,201)	$686,081
Clear Media Ltd.	40,065,030	—	—	40,065,030	29,771,990	—	(16,490,820)	868,137
DOM Security SA	160,250	—	3,820	156,430	12,604,848	$175,034	1,155,553	319,641
F@N
Communications
Inc.**	3,598,100	421,700	—	4,019,800	27,158,112	—	(15,936,731)	603,388
Springland
International
Holdings Ltd.***	108,509,000	—	—	108,509,000	29,044,165	—	9,736,019	691,554
Techno Medica
Co., Ltd.	556,900	—	—	556,900	9,989,644	—	388,346	234,265
WHANIN
Pharmaceutical
Co., Ltd.	816,196	469,536	—	1,285,732	24,111,080	—	(899,813)	324,245

Total					$153,718,847	$175,034	$(24,862,647)	$3,727,311

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at September 30, 2017.
***	Non-affiliated at September 30, 2017. Outstanding share capital of company reduced during the period ended June 30, 2018.

(c)	Security is deemed illiquid. As of June 30, 2018, the value of these illiquid securities amounted to 1.6% of total net assets.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2018, portfolio securities valued at $3,986,250 were segregated.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	18.7%
Industrials	13.5%
Consumer Staples	8.6%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments June 30, 2018

Technology	8.1%
Health Care	7.9%
Gold & Gold Mining	7.4%
Financials	5.4%
Energy	2.5%
Materials	2.1%
Telecommunication Services	1.9%
Holding Company	0.9%
Supranational Bonds	0.1%
Short-Term Investments	23.0%
Other (a)	(0.1)%

(d)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$2,526,851,875	$11,620,200	$—	$2,538,472,075
United States	1,855,515,476	—	—	1,855,515,476
Corporate notes & bonds	—	156,748,898	—	156,748,898
Convertible bonds	—	9,135,723	—	9,135,723
Commodities	439,114,366	—	—	439,114,366
Short-term investments	—	3,049,061,377	—	3,049,061,377
Unrealized appreciation on open forward foreign currency contracts	—	7,001,928	—	7,001,928

Total assets	$4,821,481,717	$3,233,568,126	$—	$8,055,049,843

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, the Worldwide Fund had transfers of $11,620,200 from Level 1 to Level 2 as a result of a mandatory trading halt being imposed in a foreign market. For the year ended September 30, 2017 and the period ended June 30, 2018, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$2,571,502,278	$33,324,823	$—	$2,604,827,101
United States	126,770,158	—	—	126,770,158
Preferred stocks	13,414,359	—	—	13,414,359
Corporate notes & bonds	—	73,560,096	—	73,560,096
Convertible bonds	—	14,073,657	—	14,073,657
Supranational bonds	—	4,598,443	—	4,598,443
Commodities	275,698,152	—	—	275,698,152
Short-term investments	—	925,463,421	—	925,463,421
Unrealized appreciation on open forward foreign currency contracts	—	7,540,463	—	7,540,463

Total assets	$2,987,384,947	$1,058,560,903	$—	$4,045,945,850

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, the International Fund had transfers of $25,393,139 from Level 2 to Level 1 as a result of the Fund using last traded prices. At June 30, 2018, the International Fund had transfers of $30,191,242 from Level 1 to Level 2 as a result of the use of quoted prices in absence of last traded prices and a mandatory trading halt being imposed in a foreign market. For the year ended September 30, 2017 and the period ended June 30, 2018, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2018, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2018, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2018.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$7,001,928

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$7,540,463

During the period ended June 30, 2018, the Worldwide Fund had average notional values of $389,671,177 on open forward foreign currency contracts to sell.

During the period ended June 30, 2018, the International Fund had average notional values of $418,947.412 on open forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 29, 2018

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 29, 2018